Stockholders’ Equity and Equity-Based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Stockholders' Equity and Equity-Based Compensation

6. Stockholders’ Equity and Equity-Based Compensation

Preferred Stock

The Company is authorized to issue 20,000,000 shares of preferred stock with a par value of $0.0001 per share with such designation, rights and preferences as may be determined from time to time by the Company’s board of directors. As of September 30, 2017 and December 31, 2016, there are no shares of preferred stock issued or outstanding.

Common Stock

The Company is authorized to issue 480,000,000 shares of common stock with a par value of $0.0001 per share.
Prior to the Merger, Cision Owner issued equity units to employees for compensation purposes pursuant to the terms of its limited partnership agreement. Stock-based compensation was recorded based on the grant date fair values of these awards and will continue to be recorded until full vesting of these units has occurred. As a result of the consummation of the Merger, these outstanding units, held by Cision Owner, were converted into common stock of Cision. Any forfeitures of unvested units will be redistributed to existing unit holders and not returned to the Company. Equity awards to employees subsequent to the Merger will be made pursuant to the Company’s 2017 Omnibus Incentive Plan described below.
Equity-based compensation is classified in the condensed consolidated statements of operations in a manner consistent with the statements of operations’ classification of an employee’s salary and benefits as follows for continuing operations:

	Three Months Ended September 30,		Nine Months Ended September 30,
(in thousands)	2017	2016	2017	2016
Cost of revenue	$84	$71	$225	$199
Selling and marketing	65	74	175	175
R&D	70	139	249	436
G&A	799	1,124	2,295	3,214
Total equity-based compensation expense	$1,018	$1,408	$2,944	$4,024

The 2017 Omnibus Incentive Plan

In connection with the Transactions, the Company adopted the 2017 Omnibus Incentive Plan (the “2017 Plan”) in June 2017. The 2017 Plan provides for grants of stock options, stock appreciation rights, restricted stock, other stock-based awards and other cash-based awards. Directors, officers and other employees of the Company and its subsidiaries, as well as others performing consulting or advisory services for the Company, are eligible for grants under the 2017 Plan.
The 2017 Plan reserves up to 6,100,000 ordinary shares of the Company for issuance in accordance with the plan’s terms, subject to certain adjustments. The purpose of the plan is to provide the Company’s officers, directors, employees and consultants who, by their position, ability and diligence are able to make important contributions to the Company’s growth and profitability, with an incentive to assist the Company in achieving its long-term corporate objectives, to attract and retain executive officers and other employees of outstanding competence and to provide such persons with an opportunity to acquire an equity interest in the Company.
The Company estimated the fair value of employee stock options using the Black-Scholes option pricing model. The fair values of stock options granted under the 2017 Plan were estimated using the following assumptions:

Three and Nine Months Ended September 30, 2017
Stock price volatility	50%
Expected term (years)	6.3
Risk-free interest rate	2.0%
Dividend yield	0%

A summary of employee stock option activity for the nine months ended September 30, 2017 under the Company’s 2017 Plan is presented below:

	Number of Options	Weighted- Average Exercise Price per Share	Weighted- Average Contractual Term	Aggregate Intrinsic value
Options outstanding as of December 31, 2016	—	$—	—	$—
Granted	691,500	12.78	10.0	165,960
Exercised	—	—	—	—
Forfeited	—	—	—	—
Options outstanding as of September 30, 2017	691,500	$12.78	10.0	$165,960
The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying stock option awards and the quoted closing price of the Company’s common stock as of September 30, 2017.
A summary of restricted stock units activity for the nine months ended September 30, 2017 under the Company’s 2017 Plan is presented below:

	Number of Shares Underlying Stock Awards	Weighted- Average Grant Date Fair Value
Restricted stock units outstanding as of December 31, 2016	—	$—
Granted	23,000	12.78
Vested	—	—
Forfeited	—	—
Restricted stock units outstanding as of September 30, 2017	23,000	$12.78

Capitol Acquisition Corp. III [Member]
Stockholders' Equity and Equity-Based Compensation

Note 6 — Stockholder Equity

Preferred Stock

The Company is authorized to issue 1,000,000 shares of preferred stock with a par value of $0.0001 per share with such designation, rights and preferences as may be determined from time to time by the Company’s board of directors.
As of December 31, 2016 and December 31, 2015, there are no shares of preferred stock issued or outstanding.

Common Stock

The Company is authorized to issue 120,000,000 shares of common stock with a par value of $0.0001 per share.
In connection with the organization of the Company, on July 13, 2015, a total of 10,062,500 shares of the Company’s common stock were sold to the Sponsors at a price of approximately $0.0025 per share for an aggregate of $25,000. On October 13, 2015, the Sponsors contributed back to the Company’s capital, for no additional consideration, an aggregate of 1,437,500 shares, leaving an aggregate of 8,625,000 shares outstanding. This number included an aggregate of 1,125,000 shares that were subject to forfeiture if the over-allotment option was not exercised in full by the underwriters. An aggregate of 500,000 shares were forfeited based on the amount of Units sold in the Offering pursuant to the over-allotment option.
On closing of the Offering, the shares were placed into an escrow account and will not be transferred, assigned, sold or released from escrow until one year after the date of the consummation of an initial Business Combination or earlier if, subsequent to an initial Business Combination, (i) the last sales price of the Company’s common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations and recapitalizations) for any 20 trading days within any 30-trading day period commencing at least 150 days after the initial Business Combination or (ii) the Company consummates a subsequent liquidation, merger, stock exchange or other similar transaction which results in all of the Company’s stockholders having the right to exchange their shares of common stock for cash, securities or other property.
As of December 31, 2016 and December 31, 2015, 9,814,869 and 9,680,095 shares of common stock, respectively, were issued and outstanding, which excludes 30,810,131 and 30,944,905 shares subject to possible redemption, respectively.